Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Admiral Funds
Entity Central Index Key	0000891190
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000092035 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P 500 Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VSPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P 500 Growth Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund’s benchmark outperformed its value counterpart for the period.
  Of the benchmark’s 11 industry sectors, 10 recorded positive returns for the 12 months. Information technology contributed the most to the benchmark’s return, followed by communication services and industrials. Utilities was the only sector that posted a negative return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: April 5, 2019, Through August 31, 2026
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (4/5/2019)
Institutional Shares	22.25%	13.04%	18.01%
S&P 500 Growth Index	22.31%	13.12%	18.10%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	15.17%

Performance Inception Date	Apr. 05, 2019
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 27,136,000,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 242,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$27,136
Number of Portfolio Holdings	154
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$242

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	14.8%
Consumer Discretionary	8.4%
Consumer Staples	1.1%
Financials	9.1%
Health Care	6.2%
Industrials	6.0%
Information Technology	53.0%
Materials	0.4%
Real Estate	0.6%
Utilities	0.3%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000092034 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P 500 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VOOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P 500 Growth Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund’s benchmark outperformed its value counterpart for the period.
  Of the benchmark’s 11 industry sectors, 10 recorded positive returns for the 12 months. Information technology contributed the most to the benchmark’s return, followed by communication services and industrials. Utilities was the only sector that posted a negative return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	22.22%	13.01%	17.68%
ETF Shares Market Price	22.25%	13.02%	17.68%
S&P 500 Growth Index	22.31%	13.12%	17.81%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website atvanguard.com/performanceor by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 27,136,000,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 242,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$27,136
Number of Portfolio Holdings	154
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$242

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	14.8%
Consumer Discretionary	8.4%
Consumer Staples	1.1%
Financials	9.1%
Health Care	6.2%
Industrials	6.0%
Information Technology	53.0%
Materials	0.4%
Real Estate	0.6%
Utilities	0.3%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000092036 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P 500 Value Index Fund
Class Name	ETF Shares
Trading Symbol	VOOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P 500 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund’s benchmark underperformed its growth counterpart for the period.
  Of the benchmark’s 11 industry sectors, 10 recorded positive returns for the 12 months. Information technology contributed the most to the benchmark’s return, followed by health care and energy. Consumer discretionary was the only sector that posted a negative return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	18.04%	11.54%	11.89%
ETF Shares Market Price	18.07%	11.55%	11.88%
S&P 500 Value Index	18.14%	11.65%	12.01%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 7,001,000,000
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 67,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$7,001
Number of Portfolio Holdings	449
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$67

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	3.1%
Consumer Discretionary	10.0%
Consumer Staples	8.6%
Energy	7.6%
Financials	16.0%
Health Care	12.9%
Industrials	11.0%
Information Technology	19.8%
Materials	3.6%
Real Estate	3.2%
Utilities	4.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000092037 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P 500 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VSPVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P 500 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund’s benchmark underperformed its growth counterpart for the period.
  Of the benchmark’s 11 industry sectors, 10 recorded positive returns for the 12 months. Information technology contributed the most to the benchmark’s return, followed by health care and energy. Consumer discretionary was the only sector that posted a negative return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	18.07%	11.57%	11.93%
S&P 500 Value Index	18.14%	11.65%	12.01%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 7,001,000,000
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 67,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$7,001
Number of Portfolio Holdings	449
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$67

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	3.1%
Consumer Discretionary	10.0%
Consumer Staples	8.6%
Energy	7.6%
Financials	16.0%
Health Care	12.9%
Industrials	11.0%
Information Technology	19.8%
Materials	3.6%
Real Estate	3.2%
Utilities	4.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000092039 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Index Fund
Class Name	Institutional Shares
Trading Symbol	VSPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark underperformed its large-cap counterpart for the period.
  Ten of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Information technology, industrials, and health care contributed most to the benchmark's return. Consumer discretionary was the only sector to post a negative return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	17.16%	8.04%	10.82%
S&P MidCap 400 Index	17.13%	8.08%	10.88%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 5,873,000,000
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 49,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$5,873
Number of Portfolio Holdings	403
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$49

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	1.6%
Consumer Discretionary	9.9%
Consumer Staples	3.3%
Energy	5.2%
Financials	15.0%
Health Care	10.4%
Industrials	23.8%
Information Technology	14.6%
Materials	6.0%
Real Estate	7.0%
Utilities	3.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000092038 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Index Fund
Class Name	ETF Shares
Trading Symbol	IVOO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark underperformed its large-cap counterpart for the period.
  Ten of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Information technology, industrials, and health care contributed most to the benchmark's return. Consumer discretionary was the only sector to post a negative return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	17.11%	8.00%	10.77%
ETF Shares Market Price	17.13%	8.01%	10.78%
S&P MidCap 400 Index	17.13%	8.08%	10.88%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 5,873,000,000
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 49,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$5,873
Number of Portfolio Holdings	403
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$49

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	1.6%
Consumer Discretionary	9.9%
Consumer Staples	3.3%
Energy	5.2%
Financials	15.0%
Health Care	10.4%
Industrials	23.8%
Information Technology	14.6%
Materials	6.0%
Real Estate	7.0%
Utilities	3.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000092040 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Value Index Fund
Class Name	ETF Shares
Trading Symbol	IVOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark underperformed its growth counterpart.
  Ten of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Information technology, energy, and financials contributed most to the benchmark's return. Communication services was the only sector to post a negative return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	14.36%	8.41%	10.27%
ETF Shares Market Price	14.49%	8.43%	10.28%
S&P MidCap 400 Value Index	14.46%	8.54%	10.41%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,487,000,000
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 13,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,487
Number of Portfolio Holdings	300
Portfolio Turnover Rate	34%
Total Investment Advisory Fees (in thousands)	$13

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	0.7%
Consumer Discretionary	12.2%
Consumer Staples	5.5%
Energy	7.5%
Financials	22.5%
Health Care	4.4%
Industrials	18.6%
Information Technology	8.1%
Materials	7.6%
Real Estate	8.6%
Utilities	4.2%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000092041 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VMFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark underperformed its growth counterpart.
  Ten of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Information technology, energy, and financials contributed most to the benchmark's return. Communication services was the only sector to post a negative return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	14.44%	8.50%	10.36%
S&P MidCap 400 Value Index	14.46%	8.54%	10.41%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,487,000,000
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 13,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,487
Number of Portfolio Holdings	300
Portfolio Turnover Rate	34%
Total Investment Advisory Fees (in thousands)	$13

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	0.7%
Consumer Discretionary	12.2%
Consumer Staples	5.5%
Energy	7.5%
Financials	22.5%
Health Care	4.4%
Industrials	18.6%
Information Technology	8.1%
Materials	7.6%
Real Estate	8.6%
Utilities	4.2%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000092042 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VMFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Growth Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark outperformed its value counterpart.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Information technology contributed the most to the benchmark’s return, followed by industrials and health care. Consumer discretionary detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	19.85%	7.48%	10.96%
S&P MidCap 400 Growth Index	19.75%	7.51%	11.02%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,801,000,000
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 17,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,801
Number of Portfolio Holdings	248
Portfolio Turnover Rate	46%
Total Investment Advisory Fees (in thousands)	$17

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	2.4%
Consumer Discretionary	7.8%
Consumer Staples	1.3%
Energy	3.1%
Financials	8.0%
Health Care	16.0%
Industrials	28.6%
Information Technology	20.6%
Materials	4.5%
Real Estate	5.5%
Utilities	1.9%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000092043 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	IVOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Growth Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark outperformed its value counterpart.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Information technology contributed the most to the benchmark’s return, followed by industrials and health care. Consumer discretionary detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	19.76%	7.40%	10.87%
ETF Shares Market Price	19.97%	7.41%	10.87%
S&P MidCap 400 Growth Index	19.75%	7.51%	11.02%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,801,000,000
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 17,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,801
Number of Portfolio Holdings	248
Portfolio Turnover Rate	46%
Total Investment Advisory Fees (in thousands)	$17

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	2.4%
Consumer Discretionary	7.8%
Consumer Staples	1.3%
Energy	3.1%
Financials	8.0%
Health Care	16.0%
Industrials	28.6%
Information Technology	20.6%
Materials	4.5%
Real Estate	5.5%
Utilities	1.9%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000092044 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Index Fund
Class Name	ETF Shares
Trading Symbol	VIOO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark outperformed its large-cap counterpart for the period.
  Each of the benchmark's 11 industry sectors posted positive returns. Information technology, health care, and industrials contributed most to the benchmark's return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	24.04%	6.84%	10.49%
ETF Shares Market Price	23.98%	6.84%	10.49%
S&P SmallCap 600 Index	24.08%	6.92%	10.54%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 6,450,000,000
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 51,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$6,450
Number of Portfolio Holdings	607
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$51

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	3.5%
Consumer Discretionary	13.9%
Consumer Staples	3.6%
Energy	6.2%
Financials	19.1%
Health Care	10.9%
Industrials	17.4%
Information Technology	12.4%
Materials	4.3%
Real Estate	6.5%
Utilities	2.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000092045 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Index Fund
Class Name	Institutional Shares
Trading Symbol	VSMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark outperformed its large-cap counterpart for the period.
  Each of the benchmark's 11 industry sectors posted positive returns. Information technology, health care, and industrials contributed most to the benchmark's return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	24.09%	6.87%	10.53%
S&P SmallCap 600 Index	24.08%	6.92%	10.54%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 6,450,000,000
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 51,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$6,450
Number of Portfolio Holdings	607
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$51

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	3.5%
Consumer Discretionary	13.9%
Consumer Staples	3.6%
Energy	6.2%
Financials	19.1%
Health Care	10.9%
Industrials	17.4%
Information Technology	12.4%
Materials	4.3%
Real Estate	6.5%
Utilities	2.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000092046 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VIOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Growth Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark underperformed its value counterpart for the period.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Information technology, health care, and industrials contributed most to the benchmark's return. Consumer discretionary and consumer staples, the two sectors that posted negative returns, detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	21.38%	5.71%	10.60%
ETF Shares Market Price	21.54%	5.72%	10.60%
S&P SmallCap 600 Growth Index	21.48%	5.86%	10.75%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,082,000,000
Holdings Count | Holding	354
Advisory Fees Paid, Amount	$ 10,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,082
Number of Portfolio Holdings	354
Portfolio Turnover Rate	47%
Total Investment Advisory Fees (in thousands)	$10

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	3.0%
Consumer Discretionary	12.2%
Consumer Staples	2.5%
Energy	5.1%
Financials	16.3%
Health Care	15.4%
Industrials	20.5%
Information Technology	14.1%
Materials	2.8%
Real Estate	6.1%
Utilities	1.8%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000092048 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Value Index Fund
Class Name	ETF Shares
Trading Symbol	VIOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark outperformed its growth counterpart for the period.
  Each of the benchmark's 11 industry sectors posted positive returns. Information technology, financials, and industrials contributed most to the benchmark's return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	26.73%	7.73%	10.04%
ETF Shares Market Price	26.76%	7.73%	10.03%
S&P SmallCap 600 Value Index	26.79%	7.85%	10.12%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,977,000,000
Holdings Count | Holding	465
Advisory Fees Paid, Amount	$ 17,000
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,977
Number of Portfolio Holdings	465
Portfolio Turnover Rate	49%
Total Investment Advisory Fees (in thousands)	$17

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	4.0%
Consumer Discretionary	15.5%
Consumer Staples	4.6%
Energy	7.3%
Financials	21.7%
Health Care	6.7%
Industrials	14.4%
Information Technology	10.8%
Materials	5.6%
Real Estate	6.9%
Utilities	2.2%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000092049 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark outperformed its growth counterpart for the period.
  Each of the benchmark's 11 industry sectors posted positive returns. Information technology, financials, and industrials contributed most to the benchmark's return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	26.82%	7.81%	10.14%
S&P SmallCap 600 Value Index	26.79%	7.85%	10.12%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performanceor by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,977,000,000
Holdings Count | Holding	465
Advisory Fees Paid, Amount	$ 17,000
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,977
Number of Portfolio Holdings	465
Portfolio Turnover Rate	49%
Total Investment Advisory Fees (in thousands)	$17

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	4.0%
Consumer Discretionary	15.5%
Consumer Staples	4.6%
Energy	7.3%
Financials	21.7%
Health Care	6.7%
Industrials	14.4%
Information Technology	10.8%
Materials	5.6%
Real Estate	6.9%
Utilities	2.2%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.